ORGANIZATION AND BASIS OF PRESENTATION - Regulatory Assets on the Balance Sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023
Regulatory assets on the Balance Sheets
Regulatory liabilities	$ (442)	$ (440)	$ (307)
Regulatory assets	18	$ 7	15
Change	(132)
Net Regulatory Liabilities included on the Consolidated Balance Sheets	(424)		(292)
Customer payables for future income taxes
Regulatory assets on the Balance Sheets
Regulatory liabilities	(582)		(588)
Change	6
Asset removal costs
Regulatory assets on the Balance Sheets
Regulatory assets	9		1
Change	8
Deferred transmission costs
Regulatory assets on the Balance Sheets
Regulatory assets	117		262
Change	(145)
MISO exit fee
Regulatory assets on the Balance Sheets
Regulatory assets	26		30
Change	(4)
Vegetation management
Regulatory assets on the Balance Sheets
Regulatory assets	6		7
Change	(1)
Other
Regulatory assets on the Balance Sheets
Regulatory liabilities	0		$ (4)
Change	$ 4